INVENTORIES - Schedule of inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019	[1]
Disclosure Of Inventories [Abstract]
Finished goods	$ 13,560	$ 12,742
Work in progress	9,606	5,668
Raw materials	4,144	2,747
Balance at 31 December	$ 27,310	$ 21,157	[1]	$ 16,223

[1]	The Company has adopted a change in its presentation currency from EUR to USD at January 1, 2021, as described in note 2.4. Accordingly, the December 31, 2020 and December 31, 2019 comparative consolidated balance sheet and related notes have been re-presented retrospectively based on the accounting policies as outlined in note 2.4.